Investments (Mortgage Loans by Property Type) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Mortgage Loans Property Type Indicators [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	$ 2,496,786	$ 2,312,167
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	100.00%	100.00%
Apartment Building [Member]
Mortgage Loans Property Type Indicators [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	289,394	229,266
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	11.60%	9.90%
Retail Site [Member]
Mortgage Loans Property Type Indicators [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	748,731	669,958
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	30.00%	29.00%
Office Building [Member]
Mortgage Loans Property Type Indicators [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	917,284	825,406
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	36.70%	35.70%
Industrial Property [Member]
Mortgage Loans Property Type Indicators [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	439,890	455,682
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	17.60%	19.70%
Other Property [Member]
Mortgage Loans Property Type Indicators [Line Items]
Loans Receivable, Gross, Commercial, Real Estate	$ 101,487	$ 131,855
Mortgage Loans On Real Estate Commercial And Consumer Net Percentage Of Total	4.10%	5.70%